GOODWILL AND ACQUISITION OF CHAMPION ENTITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Champion Safe Co Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ASSETS ACQUIRED AND LIABILITY ASSUMED

Cash	$-
Accounts receivable	1,337,130
Inventory	5,229,426
Fixed assets	473,326
Deposits and other assets	53,977
Customer list and other intangibles**	637,515
Accounts payable	(1,609,657)
Accrued expenses and other	(84,297)
Goodwill	4,200,000
Consideration	$10,237,420
Consideration:
Payments of cash direct to Seller	$8,455,177
Debt payments on behalf of Seller - guarantor	1,442,243
Payments to various service providers	340,000
$10,237,420

Cash	$-
Accounts receivable	1,337,130
Inventory	5,229,426
Fixed assets	473,326
Deposits and other assets	53,977
Customer list and other intangibles**	637,515
Accounts payable	(1,609,657)
Accrued expenses and other	(84,297)
Goodwill	4,200,000
Consideration	$10,237,420
Consideration:
Payments of cash direct to Seller	$8,455,177
Debt payments on behalf of Seller - guarantor	1,442,243
Payments to various service providers	340,000
$10,237,420